UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _________________
    This Amendment (Check only one.):     [  ] is a restatement.
                                          [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Ellington Management Group, LLC
           -------------------------------------------
Address:   53 Forest Avenue
           -------------------------------------------
           Old Greenwich, CT 06870
           -------------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas Larkin
         -----------------------------
Title:   Chief Operating Officer
         -----------------------------
Phone:   203-409-3749
         -----------------------------

Signature, Place, and Date of Signing:

    /s/Thomas Larkin               Greenwich, CT          November 14, 2005
  --------------------          ------------------      ---------------------
      [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number               Name:
28-                                None
    ----------------------      ------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None
                                         --------------

Form 13F Information Table Entry Total:  29
                                         --------------

Form 13F Information Table Value Total:  $ 210,096
                                         --------------
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.            Form 13F File Number               Name

               28-                                  None
-----             ---------------------           --------------

[Repeat as necessary.]

                                                    FORM 13F INFORMATION TABLE

   COLUMN 1               COLUMN2         COLUMN3       COLUMN4            COLUMN5           COLUMN6    COLUMN7        COLUMN 8
------------------    ----------------  -------------  ---------  ------------------------  ----------  --------   -----------------
                                                         VALUE       SHRS OR    SH/  PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS       CUSIP        (x$1000)     PRN AMT    PRN  CALL   DISCRETION  MANAGERS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

    AGCO CORP              NOTE         US001084AL69     8,927      9,000,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
     ALLIANT
 TECHSYSTEMS INC           NOTE         US0018804AH76    2,668      2,500,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
     ALLIANT
 TECHSYSTEMS INC           NOTE         US018804AK06     5,955      5,150,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
 AMERICAN TOWER
       CORP                NOTE         US029912AR39    21,514     16,000,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
      BELL
MICROPRODUCTS INC          NOTE         US078137AC08     3,290      3,000,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
     BEVERLY
 ENTERPRISES INC           NOTE         US087851AR22     2,395      1,435,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
 CMS ENERGY CORP           NOTE         US125896AWO4    16,071     12,500,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
 CMS ENERGY CORP           NOTE         US125896AY69    16,550     10,175,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
CELL GENESYS INC           NOTE         US150921AB06     3,923      5,000,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
  CEPHALON INC             NOTE         US156708AP48    22,574     20,000,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
DST SYSTEMS INC            DBCV         US233326AD90     8,437      7,000,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
 DRESS BARN INC            NOTE         US261570AB13    12,581     10,000,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------

                                                    FORM 13F INFORMATION TABLE

   COLUMN 1               COLUMN2         COLUMN3       COLUMN4            COLUMN5           COLUMN6    COLUMN7        COLUMN 8
------------------    ----------------  -------------  ---------  ------------------------  ----------  --------   -----------------
                                                         VALUE       SHRS OR    SH/  PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS       CUSIP        (x$1000)     PRN AMT    PRN  CALL   DISCRETION  MANAGERS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
FORD MOTOR CO DEL          COM          US3453708600     1,469        149,000   SH             SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
     GENCORP INC           NOTE         US368682AJ96     6,510      5,000,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
     GENCORP INC           SDCV         US368682AL43     5,473      5,000,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
 GENERAL MOTORS CORP       DEB          US3704427174    10,143        513,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
 GENERAL MOTORS CORP       DEB          US3704427331       239         14,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
LANDAMERICA FINANCIAL
      GROUP INC            DBCV         US514936AD53     9,098      7,000,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
  LEUCADIA NATIONAL
         CORP              NOTE         US527288AX22     8,125      7,500,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
       MEDICIS
 PHARMACEUTICAL CORP       NOTE         US584690AB70     7,386      7,500,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
 NCI BUILDING SYSTEMS
         INC               NOTE         US628852AG09     1,158      1,000,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
     PALM HARBOR
      HOMES INC            NOTE         US696639AB92     1,795      2,000,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
       PER-SE
  TECHNOLOGIES INC         SDCV         US713569AB73     5,232      4,000,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
       PLAYBOY
   ENTERPRISES INC         NOTE         US728117AB86     3,090      3,000,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------

                                                    FORM 13F INFORMATION TABLE

   COLUMN 1               COLUMN2         COLUMN3       COLUMN4            COLUMN5           COLUMN6    COLUMN7        COLUMN 8
------------------    ----------------  -------------  ---------  ------------------------  ----------  --------   -----------------
                                                         VALUE       SHRS OR    SH/  PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS       CUSIP        (x$1000)     PRN AMT    PRN  CALL   DISCRETION  MANAGERS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
 PROASSURANCE CORP         DBCV         US74267CAB28     7,261      6,000,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
   R H DONNELLEY
       CORP                COM          US74955W3079       190          3,000   SH             SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
   REGAL ENTMT
       GROUP               NOTE         US758766AB53     8,196      6,181,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
   SIX FLAGS INC           NOTE         US83001PAJ84     9,111      7,250,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------
 WILLBROS GROUP INC        NOTE         US969199AC29       735        750,000   PRN            SOLE                SOLE    0     0
------------------------------------------------------------------------------------------------------------------------------------